Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions
Schedule of other provisions

	Restructuring programmes £m	Other provisions £m	Total £m
As at 1 January 2021	(132)	(36)	(168)
Exchange adjustments	3	1	4
Charge for the period	(52)	(9)	(61)
Reversed unused	9	4	13
Utilised	68	9	77
Other movements	(8)	4	(4)
As at 31 December 2021	(112)	(27)	(139)
Exchange adjustments	(4)	(2)	(6)
Charge for the period	(7)	(50)	(57)
Reversed unused	35	5	40
Utilised	50	15	65
Other movements	2	(2)	–
As at 31 December 2022	(36)	(61)	(97)

	2022 £m	2021 £m
To be settled within one year	(71)	(112)
To be settled after one year	(26)	(27)
Total provision	(97)	(139)